STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 22, 2026	Mar. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 22, 2026	Feb. 05, 2026	Oct. 31, 2025
Number of shares
Exercise price per share							$ 29.06	$ 137.5	$ 137.5
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year				2 years 9 months 21 days
Warrants outstanding at end of the year			2 years 6 months 14 days	2 years 6 months 14 days	2 years 9 months 21 days
Preferred shares, issued (in shares)			26,411.5	26,411.5	0	856
Private placement
Number of shares
Exercise price per share		$ 29.06
Weighted Average Remaining Contractual Term (years)
Preferred shares, issued (in shares)	5,000	11,411.5
Gross proceeds received	$ 4,000	$ 4,600		$ 8,630
Common stock warrants
Number of shares
Warrants outstanding at beginning of the year				60,481	103,433
Issued				708,376	8,000
Exercised				(2,130)	(4)
Expired				(564)	(51,000)
Warrants outstanding at end of the year			766,163	766,163	60,481	103,433
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year				$ 314.00	$ 274
Issued				29.08	137.5
Exercised					17.5
Expired					150
Warrants outstanding at end of the year			$ 49.06	$ 49.06	$ 314.00	$ 274
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year				2 years 9 months 21 days	2 years 3 months 3 days
Warrants outstanding at end of the year					2 years 9 months 21 days	2 years 3 months 3 days
Issued				708,376	8,000
Common stock warrants | Minimum
Number of shares
Exercise price per share			17.5	$ 17.5	$ 17.5	$ 17.5
Weighted-Average Exercise Price
Expired				17.5
Common stock warrants | Maximum
Number of shares
Exercise price per share			$ 3,500	3,500	$ 3,500	$ 3,500
Weighted-Average Exercise Price
Expired				3,500
Class B Warrants
Number of shares
Exercised					4
Exercise price per share					$ 17.5
Class C Warrants
Number of shares
Issued					25,649
Exercise price per share					$ 0.005
Weighted Average Remaining Contractual Term (years)
Issued					25,649
Class D Warrants
Number of shares
Expired					51,000
Warrants
Number of shares
Issued					8,000
Exercise price per share					$ 137.5
Weighted Average Remaining Contractual Term (years)
Issued					8,000
Warrant issued at exercise price of $0.625
Number of shares
Issued			273
Exercise price per share			$ 31.25	31.25
Weighted Average Remaining Contractual Term (years)
Issued			273
Warrant issued at exercise price of $0.7265
Number of shares
Issued			2,164
Exercise price per share			$ 36.32	36.32
Weighted Average Remaining Contractual Term (years)
Issued			2,164
Warrant issued at exercise price of $0.5812
Number of shares
Issued			215,073
Exercise price per share			$ 29.06	29.06
Weighted Average Remaining Contractual Term (years)
Issued			215,073
Warrants issued at exercise price of $0.35
Number of shares
Issued			2,130
Exercise price per share			$ 17.5	$ 17.5
Weighted Average Remaining Contractual Term (years)
Issued			2,130
Pre funded warrants
Number of shares
Warrants outstanding at beginning of the year				30,650	46,375
Issued			4,868	20,644	25,649
Exercised				(43,489)	(41,378)
Warrants outstanding at end of the year			7,805	7,805	30,650	46,375
Exercise price per share			$ 0.005	$ 0.005
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year				0.4850	$ 0.32
Issued				0.005	0.005
Exercised				0.005	0.005
Warrants outstanding at end of the year			$ 1.8812	$ 1.8812	$ 0.4850	$ 0.32
Weighted Average Remaining Contractual Term (years)
Issued			4,868	20,644	25,649